Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Common stock, No par value	$ 0
Common Stock [Member]
Common stock, No par value	$ 0	$ 0	$ 0
Common stock, shares issued	53,165,133	52,539,162	33,813,308
Common stock, shares outstanding	53,165,133	52,539,162	33,813,308
Common Class A [Member] | Common Stock [Member]
Common stock, No par value	$ 0	$ 0	$ 0
Common stock, shares issued	1,355,425	1,355,425
Common stock, shares outstanding	1,355,425	1,355,425
Class A Shares to be issued [Member] | Common Stock [Member]
Common stock, shares issued	19,019,000
Common stock, shares outstanding	19,019,000